Consolidated statement of cash flows - additional details - Reconciliation of assets and liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from non-current financial debts, net of issuance costs	$ 3,724	$ 0	$ 0
Repayment of non-current financial debts	(509)	0	0
Proceeds from Bridge Facility, net of issuance costs	1,495	0	0
Repayment of Bridge Facility	(1,500)	0	0
Change in current financial debts	202	(6)	(111)
Change in other financial receivables from former parent	39	26	(24)
Change in other financial liabilities to former parent	(67)	21	20
Non-current financial debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities, beginning balance	0	84
Proceeds from non-current financial debts, net of issuance costs	3,724
Repayment of non-current financial debts	(509)
Non-cash changes in derivatives and other fair value adjustments	2
Non-cash change in finance lease obligation		5
Currency translation effects	1
Reclassification from non-current financial debts to lease liabilities		(89)
Financial liabilities, ending balance	3,218	0	84
Current financial debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities, beginning balance	47	65
Proceeds from Bridge Facility, net of issuance costs	1,495
Repayment of Bridge Facility	(1,500)
Change in current financial debts	202	(6)
Non-cash changes in derivatives and other fair value adjustments	20
Currency translation effects	(3)	(12)
Financial liabilities, ending balance	261	47	65
Other financial liabilities to former parent [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities, beginning balance	67	46
Change in other financial liabilities to former parent	(67)	21
Financial liabilities, ending balance	0	67	46
Total liabilities arising from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total, beginning balance	114	195
Proceeds from non-current financial debts, net of issuance costs	3,724
Repayment of non-current financial debts	(509)
Proceeds from Bridge Facility, net of issuance costs	1,495
Repayment of Bridge Facility	(1,500)
Change in current financial debts	202	(6)
Non-cash changes in derivatives and other fair value adjustments	22
Change in other financial receivables from former parent
Change in other financial liabilities to former parent	(67)	21
Non-cash change in finance lease obligation		5
Currency translation effects	(2)	(12)
Reclassification from non-current financial debts to lease liabilities		(89)
Total, ending balance	3,479	114	195
Other financial receivables from former parent [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial assets, beginning balance	(39)	(65)
Change in other financial receivables from former parent	39	26
Financial assets, ending balance	$ 0	$ (39)	$ (65)